Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Current
Borrowing arrangements	$ 9,359
Current borrowings	9,359
Non-current
Borrowing arrangements	70,641	$ 65,000
Less: transaction costs	(6,738)	(6,328)
Amortization of carrying amount, net of payments made	6,315	725
Borrowings	$ 70,218	$ 59,397